Shareholder Report, Average Annual Return (Details) 197993_Valkyrie Bitcoin Miners ETF_TF_TSR Annual {TF}	12 Months Ended	44 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
CoinShares Bitcoin Mining ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CoinShares Bitcoin Mining ETF NAV
Average Annual Return, Percent	133.72%	15.66%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	13.30%